Film Related Obligations - Summary of Forth Future Annual Repayment (Details) - USD ($) $ in Millions	Dec. 31, 2024	Mar. 31, 2024	Mar. 31, 2023
Debt Instrument [Line Items]
Total	$ 2,020.3	$ 1,793.5
Less unamortized issuance costs	(24.1)	(10.2)
Long-term debt	$ 1,996.2	1,783.3
Film Related Obligations
Debt Instrument [Line Items]
2025		1,393.1
2026		393.1
2027		18.8
2028		144.4
2029		0.0
Thereafter		0.0
Total		1,949.4	$ 1,951.5
Less unamortized issuance costs		(11.4)	(11.4)
Long-term debt		1,938.0	1,940.1
Film Related Obligations | Production Loans
Debt Instrument [Line Items]
2025		973.3
2026		318.9
2027		0.0
2028		0.0
2029		0.0
Thereafter		0.0
Total		1,292.2	1,349.9
Film Related Obligations | Production Tax Credit Facility
Debt Instrument [Line Items]
2025		260.0
2026		0.0
2027		0.0
2028		0.0
2029		0.0
Thereafter		0.0
Total		260.0	231.8
Film Related Obligations | Backlog Facility and Other
Debt Instrument [Line Items]
2025		118.8
2026		24.1
2027		0.0
2028		144.4
2029		0.0
Thereafter		0.0
Total		287.3	226.0
Film Related Obligations | IP Credit Facility
Debt Instrument [Line Items]
2025		41.0
2026		50.1
2027		18.8
2028		0.0
2029		0.0
Thereafter		0.0
Total		$ 109.9	$ 143.8